SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS (Details)	Dec. 31, 2025
Software Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	2 years
Software Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	5 years
Patents [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	5 years